Annual Total Returns - Franklin Income VIP Fund [BarChart] - FTVIP Class 1-62 - Franklin Income VIP Fund - Class 1	May 01, 2021
Bar Chart Table:
Annual Return 2011	2.71%
Annual Return 2012	12.91%
Annual Return 2013	14.18%
Annual Return 2014	4.92%
Annual Return 2015	(6.84%)
Annual Return 2016	14.33%
Annual Return 2017	9.94%
Annual Return 2018	(4.09%)
Annual Return 2019	16.42%
Annual Return 2020	0.97%